Intangible Assets, Net (Schedule Of Intangible Assets, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	$ 21,732	$ 21,732
Accumulated amortization	16,604	13,569
Intangible assets, net	5,128	8,163
Amortization expenses	3,035	3,848	3,983
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	12,625	12,625
Accumulated amortization	8,814	6,945
Weighted average amortization period (years)	6 years
Customer Relationships And Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets	9,107	9,107
Accumulated amortization	$ 7,790	$ 6,624
Weighted average amortization period (years)	7 years